LICENSES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Nov. 30, 2021
Licenses
Balance, beginning of year		$ 705,555	$ 705,555
Amortization		$ 105,403	(213,015)
Write-offs			(492,751)
Net exchange differences			211
Balance, end of year